AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated as of December 9, 2019 (the “Agreement”), between Cohen & Steers Global Income Builder, Inc., a Maryland corporation (the “Fund”), and Cohen & Steers Infrastructure Fund, Inc., a Maryland corporation (the “Acquiring Fund”).

For United States federal income tax purposes, (i) the transfer of all of the assets of the Fund in exchange for shares of the Acquiring Fund (the “Acquiring Fund shares”), the Acquiring Fund’s assumption of all liabilities of the Fund, and the distribution of the shares of common stock, par value $0.001 per share (the “Acquiring Fund Common Stock”) of the Acquiring Fund to Fund stockholders in a liquidation of the Fund, all upon the terms and conditions hereinafter set forth in this Agreement are intended to be treated as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) the Agreement is intended to constitute a “plan of reorganization” for purposes of the Code.

WHEREAS, the Fund is a registered, closed-end management investment company, and the Acquiring Fund is a registered, closed-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Fund’s Board of Directors has determined that the Reorganization (as hereinafter defined) is advisable and in the best interests of the Fund and the Fund’s stockholders and that the interests of the Fund’s existing stockholders will not be diluted as a result of the Reorganization; and

WHEREAS, the Acquiring Fund’s Board of Directors has determined that the Reorganization is advisable and in the best interests of the Acquiring Fund and the Fund’s stockholders and that the interests of the Acquiring Fund’s existing stockholders will not be diluted as a result of the Reorganization:

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1. THE REORGANIZATION

1.1 The Fund shall sell, assign, convey, transfer and deliver to the Acquiring Fund at Closing (as defined in Section 3.3) all of its properties and assets, subject to its liabilities. In consideration therefor, the Acquiring Fund shall, at Closing, assume all the liabilities of the Fund existing as of such time and deliver to the Fund a number of full (and cash in lieu of fractional) shares of Acquiring Fund Common Stock having an aggregate net asset value equal to the value of the properties and assets of the Fund attributable to shares of common stock, par value $0.001 per share (the “Fund Common Stock”), of the Fund at Closing less the value of the liabilities attributable to such shares assumed by the Acquiring Fund at Closing (such transactions, the “Reorganization”).

1.2 Upon consummation of the transactions described in Section 1.1 of this Agreement, the Fund shall distribute shares of Acquiring Fund Common Stock in complete liquidation to its common stockholders of record as of the Effective Date; each stockholder being entitled to receive that proportion of such shares of Acquiring Fund Common Stock which the number of shares of Fund Common Stock held by such stockholder bears to the total number of shares of Fund Common Stock outstanding on such date. Common stockholders of the Fund will receive cash in lieu of fractional shares of the Acquiring Fund in an amount equal to the net asset value of the fractional shares of the Acquiring Fund that the stockholders would otherwise receive in the Reorganization.

Following the liquidation, the Fund shall be dissolved pursuant to applicable law. Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Effective Date and, if applicable, such later date on which the Fund is terminated. The Fund agrees that after the Effective Date, the Fund shall not conduct any business except in connection with its liquidation and dissolution.

2. REPRESENTATIONS AND WARRANTIES

2.1 The Acquiring Fund represents and warrants to the Fund that the statements contained in this paragraph 2.1 are correct and complete in all material respects as of the execution of this Agreement on the date hereof. The Acquiring Fund represents and warrants to, and agrees with, the Fund that:

(a) The Acquiring Fund is a corporation duly organized, validly existing under the laws of the State of Maryland and is in good standing with the State Department of Assessments and Taxation of Maryland (the “SDAT”), and has the power to own all of its assets and to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Acquiring Fund is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded regulated investment companies (“RICs”) under Sections 851-855 of the Code at all times since its inception.

(c) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except (i) such as have been obtained or applied for under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and (ii) such as may be required by state securities laws.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result, in violation of the laws of the State of Maryland or of the Articles of Incorporation, as amended and supplemented (the “Acquiring Fund Charter”), or the Bylaws, as amended, of the Acquiring Fund, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound.

(e) The Fund has been furnished with a statement of assets and liabilities and a schedule of investments of the Acquiring Fund, each as of December 31, 2018, contained within the Acquiring Fund’s audited financial statements, said financial statements having been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm of the Acquiring Fund. The Fund has also been furnished with a statement of assets and liabilities and a schedule of investments of the Acquiring Fund, each as of June 30, 2019, contained within the Acquiring Fund’s unaudited semi-annual financial statements. These financial statements are in accordance with generally accepted accounting principles applied on a consistent basis (“GAAP”) and present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(f) The Fund has been furnished with the Acquiring Fund’s Annual Report to Stockholders for the year ended December 31, 2018 and with the Acquiring Fund’s Semi-Annual Report to Stockholders for the period ended June 30, 2019.

(g) The Acquiring Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Acquiring Fund’s Board, and, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(h) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending (in which service of process has been received) or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the Registration Statement (as defined in paragraph 2.1(m) below) or will not be otherwise disclosed to the Fund prior to the Effective Date.

(j) Since June 30, 2019, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, required to be disclosed in a balance sheet in accordance with GAAP other than those shown on the Acquiring Fund’s statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since December 31, 2018, and those incurred in connection with the Reorganization. Prior to the Effective Date, the Acquiring Fund will advise the Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued. For purposes of this paragraph 2.1(j), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio or the discharge of the Acquiring Fund liabilities will not constitute a material adverse change.

(k) All federal, state and local tax returns and information reports of the Acquiring Fund required by law to have been filed shall have been timely filed (or the Acquiring Fund shall have timely obtained extensions to file such returns).  Such returns are or will be, as the case may be, correct, true, and complete in all material respects.  The Acquiring Fund has timely paid or will have timely paid all federal and other taxes shown as due or required to be shown as due on said returns and reports.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Effective Date occurs.

(l) For each taxable year of its operation, and at all times through the Effective Date, the Acquiring Fund has qualified and will continue to qualify for treatment as a “regulated investment company” under Sections 851 and 852 of the Code, and has computed its federal income tax under Section 852 of the Code.

(m) The registration statement to be filed with the Securities and Exchange Commission (the “SEC”) by the Acquiring Fund on Form N-14 relating to the Acquiring Fund Common Stock to be issued pursuant to this Agreement, and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “Registration Statement”), on the effective date of the Registration Statement, at the time of the stockholders’ meetings referred to in Article 4 of this Agreement and at the Effective Date, insofar as it relates to the Acquiring Fund, (i) shall have complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and at such times the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this paragraph 2.1(m) shall not apply to statements in, or omissions from, the Registration Statement made in reliance upon and in conformity with information furnished by the Fund for use in the Registration Statement.

(n) All issued and outstanding shares of Acquiring Fund Common Stock (i) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Effective Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Acquiring Fund’s transfer agent. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of Acquiring Fund Common Stock, nor is there outstanding any security convertible into, or exchangeable for, any shares of Acquiring Fund Common Stock.

(o) The Acquiring Fund is authorized to issue 300,000,000 shares of Acquiring Fund Common Stock, each outstanding share of which is fully paid, non-assessable and has full voting rights.

(p) The Registration Statement will have been declared effective by the SEC or become effective automatically pursuant to Rule 488 under the 1933 Act, and the offer and sale of the shares of Acquiring Fund Common Stock to be issued pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

(q) At or prior to the Effective Date, the Acquiring Fund will have obtained any and all regulatory and board approvals necessary to issue the shares of Acquiring Fund Common Stock to be issued pursuant to this Agreement. The approval of the stockholders of the Acquiring Fund is not required in connection with the Reorganization.

(r) The books and records of the Acquiring Fund made available to the Fund are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

2.2 The Fund represents and warrants to the Acquiring Fund that the statements contained in this paragraph 2.2 are correct and complete in all material respects as of the execution of this Agreement on the date hereof. The Fund represents and warrants to, and agrees with, the Acquiring Fund that:

(a) The Fund is a corporation duly organized, validly existing under the laws of the State of Maryland and is in good standing with the SDAT, and has the power to own all of its assets and to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Fund is duly registered under the 1940 Act as a closed-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. The Fund has elected and qualified for the special tax treatment afforded a “regulated investment company” under Sections 851-855 of the Code at all times since its inception.

(c) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated herein, except (i) such as have been obtained or applied for under the 1933 Act, the 1934 Act and the 1940 Act and (ii) such as may be required by state securities laws.

(d) The Fund is not, and the execution, delivery and performance of this Agreement by the Fund will not result, in violation of the laws of the State of Maryland or of the Articles of Incorporation, as amended and supplemented (the “Fund Charter”), or the Bylaws, as amended, of the Fund, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Fund is a party or by which it is bound.

(e) The Acquiring Fund has been furnished with a statement of assets and liabilities and a schedule of investments of the Fund, each as of December 31, 2018, contained within the Fund’s audited financial statements, said financial statements having been audited by PricewaterhouseCoopers LLP, the registered public accounting firm of the Fund. The Acquiring Fund has also been furnished with a statement of assets and liabilities and a schedule of investments of the Fund, each as of June 30, 2019, contained within the Fund’s unaudited semi-annual financial statements. These financial statements are in accordance with GAAP and present fairly, in all material respects, the financial position of the Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(f) The Acquiring Fund has been furnished with the Fund’s Annual Report to Stockholders for the year ended December 31, 2018, contained within the Fund’s audited financial statements and with the Fund’s Semi-Annual Report to Stockholders for the period ended June 30, 2019.

(g) The Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Fund’s Board, and, subject to stockholder approval, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(h) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending (in which service of process has been received) or to its knowledge threatened against the Fund or any properties or assets held by it. The Fund knows of no facts that might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i) There are no material contracts outstanding to which the Fund is a party that have not been disclosed in the Registration Statement or will not be otherwise disclosed to the Acquiring Fund prior to the Effective Date.

(j) Since June 30, 2019, there has not been any material adverse change in the Fund’s financial condition, assets, liabilities or business and the Fund has no known liabilities of a material amount, contingent or otherwise, required to be disclosed in a balance sheet in accordance with GAAP other than those shown on the Fund’s statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since June 30, 2019, and those incurred in connection with the Reorganization. Prior to the Effective Date, the Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued. For purposes of this paragraph 2.2(j), a decline in net asset value per share of the Fund due to declines in market values of securities in the Fund’s portfolio or the discharge of the Fund’s liabilities will not constitute a material adverse change.

(k) All federal and other tax returns and information reports of the Fund required by law to have been filed shall have been timely filed (or the Fund shall have timely obtained extensions to file such returns). Such returns are or will be, as the case may be, correct, true, and complete in all material respects. The Fund has timely paid or will have timely paid all federal and other taxes shown as due or required to be shown as due on said returns and reports. To the best of the Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. All tax liabilities of the Fund have been adequately provided for on its books, and no tax deficiency or liability of the Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Effective Date occurs.

(l) For each taxable year of its operation (including the taxable year ending on the Effective Date), the Fund has qualified and will at all times through the Effective Date qualify for treatment as a “regulated investment company” under Sections 851 and 852 of the Code and has been eligible and will continue to be eligible to and has computed and will continue to compute its federal income tax under Section 852 of the Code.

(m) The Registration Statement, on the effective date of the Registration Statement, at the time of the stockholders’ meetings referred to in Article 4 of this Agreement and at the Effective Date, insofar as it relates to the Fund, (i) shall have complied and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and at such times the prospectus included therein did not and will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this paragraph 2.2(m) shall only apply to statements in, or omissions from, the Registration Statement made in reliance upon and in conformity with information furnished by the Fund for use in the Registration Statement.

(n) All issued and outstanding shares of Fund Common Stock (i) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Effective Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 4.7. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of Fund Common Stock, nor is there outstanding any security convertible into, or exchangeable for, any shares of Fund Common Stock.

(o) The Fund is authorized to issue 250,000,000 shares of Fund Common Stock, each outstanding share of which is fully paid, non-assessable and has full voting rights.

(p) The books and records of the Fund made available to the Acquiring Fund are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Fund.

(q) At the Effective Date, the Fund will have full right, power and authority to sell, assign, convey, transfer and deliver the Acquired Assets (as defined in Section 3.1) to be transferred to the Acquiring Fund pursuant to this Agreement. At the Effective Date, subject only to the delivery of all of the Acquired Assets, the Acquiring Fund will acquire the Acquired Assets subject to no encumbrances, liens or security interests and without any restrictions upon the transfer thereof, except for such encumbrances, liens, security interests or restrictions on transfers previously disclosed to the Acquiring Fund.

3. REORGANIZATION; EFFECTIVE DATE; VALUATION TIME

3.1 Subject to the requisite approval of the stockholders of the Fund, and the other terms and conditions contained herein (including the Fund’s obligation to distribute to its stockholders certain amounts as described in Section 6.4 hereof), the Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Fund, on the Effective Date, all of the assets of the Fund (including, without limitation, all cash, cash equivalents, securities, commodities and futures contracts and dividends or interest or other receivables that are owned by the Fund and any deferred or prepaid expenses shown on the books of the Fund as of Closing (collectively, the “Acquired Assets”)) in exchange for that number of shares of Acquiring Fund Common Stock provided for in Section 3.2 and the assumption by the Acquiring Fund of all of the liabilities and obligations of the Fund of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence as of Closing, except for the Fund’s liabilities, if any, arising in connection with this Agreement (the “Fund’s Obligations”). The Fund will, as soon as practicable after the Closing, distribute all of the shares of Acquiring Fund Common Stock received by it to the stockholders of record of the Fund in exchange for their shares of Fund Common Stock. The Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received for the account of the Fund on or after Closing with respect to the assets of the Fund. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at Closing and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at Closing shall be included in the determination of the value of the assets of the Fund acquired by the Acquiring Fund.

3.2 Subject to the terms and conditions contained herein, at Closing, the Acquiring Fund will deliver to the Fund a number of full (and cash-in-lieu of fractional) shares of Acquiring Fund Common Stock having an aggregate net asset value equal to the value of the assets of the Fund attributable to shares of Fund Common Stock on the Effective Date less the value of the Fund’s Obligations on such date, determined as hereinafter provided in this Section 3.2. The net asset value of the shares of Acquiring Fund Common Stock to be delivered to the Fund, the value of the Acquired Assets, and the value of the Fund’s Obligations to be assumed by the Acquiring Fund in each case shall be determined as of the Valuation Time.  At Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated herein.

3.3 Delivery of the assets of the Fund to be transferred, assumption of the Fund’s Obligations to be assumed, and delivery of the Acquiring Fund shares to be issued shall be made at the offices of Cohen & Steers Capital Management, Inc., as of 9:00 a.m. on the closing date, or at such other place, time and date agreed to by the Acquiring Fund and the Fund (the date on which such transaction is consummated the “Effective Date” and the time on the Effective Date at which such transaction is consummated “Closing”).

3.4 The net asset value per share of Fund Common Stock and Acquiring Fund Common Stock shall be determined as of the Valuation Time, and no formula will be used to adjust the net asset value per share so determined of either of the parties’ common stock to take into account differences in realized and unrealized gains and losses. The value of the assets of the Fund to be transferred to the Acquiring Fund shall be determined by the Acquiring Fund pursuant to the principles and procedures consistently utilized by the Acquiring Fund in valuing its own assets and determining its own liabilities for purposes of the Reorganization, which principles and procedures are substantially similar to those employed by the Fund when valuing its own assets and determining its own liabilities. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Fund and shall be confirmed in writing by the Acquiring Fund to the Fund. The net asset value per share of Acquiring Fund Common Stock shall be determined in accordance with such procedures, and the Acquiring Fund shall certify the computations involved. The “Valuation Time” shall be 4:00 p.m. Eastern time on the business day preceding the Closing or such earlier or later day as may be mutually agreed upon in writing by the parties hereto.  In the event that at the Valuation Time (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the net asset value of the Acquiring Fund or the Fund is impracticable, the Effective Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as may be agreed upon by the Acquiring Fund and the Fund; provided that if trading shall not be fully resumed and reporting restored within three business days after the Effective Date, this Agreement may be terminated by the Acquiring Fund or the Fund upon the giving of written notice to the other party.

3.5 In lieu of delivering certificates for Acquiring Fund Common Stock, the Acquiring Fund shall credit the Acquiring Fund Common Stock to the Fund’s account on the books of the Acquiring Fund. The Fund’s transfer agent shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Fund Common Stock and the number and percentage ownership of outstanding shares owned by each such stockholder immediately prior to the Closing. The Acquiring Fund’s transfer agent shall issue and deliver to the Fund’s Secretary a confirmation evidencing the shares of Acquiring Fund Common Stock to be credited on the Effective Date, or provide evidence satisfactory to the Fund that such shares of Acquiring Fund Common Stock has been credited to the Fund’s account on the books of the Acquiring Fund.

3.6 With respect to any holder of Fund Common Stock holding certificates representing shares of Fund Common Stock as of the Effective Date, and subject to the Acquiring Fund being informed thereof in writing by the Fund, the Acquiring Fund will not permit such stockholder to receive shares of Acquiring Fund Common Stock pursuant to Section 3.5 herein (or to vote as a stockholder of the Acquiring Fund) until such stockholder has surrendered his or her outstanding certificates evidencing ownership of Fund Common Stock or, in the event of lost certificates, posted adequate bond. The Fund will request its stockholders to surrender their outstanding certificates representing shares of Fund Common Stock or post adequate bond therefor. Dividends or other distributions payable to holders of record of shares of Acquiring Fund Common Stock as of any date after the Effective Date and prior to the exchange of certificates by any holder of Fund Common Stock shall be paid to such stockholder, without interest; however, such dividends or other distributions shall not be paid unless and until such stockholder surrenders his or her certificates representing shares of Fund Common Stock for exchange.

4. COVENANTS

4.1 The Fund and the Acquiring Fund each covenant to operate its business in the ordinary course between the date hereof and the Effective Date, it being understood that such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) in the case of the Fund, preparing for its deregistration, except that the distribution of dividends pursuant to paragraph 6.4 of this Agreement shall not be deemed to constitute a breach of the provisions of this paragraph 4.1.

4.2 (a) The Fund shall hold a meeting of its stockholders for the purpose of considering and voting upon the Reorganization as described herein, which meeting has been called by for November 15, 2019, and any adjournments or postponements thereof (the “Meeting”).

(b) The Fund agrees to mail to its stockholders of record entitled to vote at the Meeting, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

4.3 The Acquiring Fund and the Fund agree that, as soon as practicable after satisfaction of all conditions to the Reorganization, they will make all filings or recordings required by Maryland law in connection with the Reorganization, if any.

4.4 (a) The Fund undertakes that, if the Reorganization is consummated, it will file, or cause its agents to file, an application pursuant to Section 8(f) of the 1940 Act for an order declaring that the Fund has ceased to be a registered investment company.

(b) The Acquiring Fund has filed the Registration Statement with the SEC and will use its best efforts to ensure that the Registration Statement has gone effective. The Fund agrees to cooperate fully with the Acquiring Fund, and will furnish to the Acquiring Fund the information relating to itself to be set forth in the Registration Statement as required by the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations thereunder and the state securities or blue sky laws.

4.5 Each of the Acquiring Fund and the Fund agrees that by the Effective Date it shall have filed all of its federal and other tax returns and reports required to be filed on or before such date and that it shall have paid all taxes shown as due on said returns, or that adequate liability reserves shall have been provided for the payment of such taxes. In connection with this covenant, the parties agree to cooperate with each other in filing any tax return (including any amended return) or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund agrees to retain for a period of ten (10) years following the Effective Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Fund for its final taxable year and for all prior taxable periods. Any information obtained under this paragraph 4.6 shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Effective Date, the Acquiring Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns, including any Forms 1099, required to be filed and provided to required persons by the Fund with respect to its final taxable year ending with the Effective Date and for any prior periods or taxable years for which the due date for such return has not passed as of the Effective Date and further shall cause such tax returns and Forms 1099 to be duly and timely filed with the appropriate taxing authorities and provided to required persons. Notwithstanding the aforementioned provisions of this paragraph 4.6, any expenses incurred by the Acquiring Fund (other than for payment of taxes) in excess of any accrual for such expenses by the Fund in connection with the preparation and filing of said tax returns and Forms 1099 after the Effective Date shall be borne by the Acquiring Fund.

4.6 Prior to the Effective Date, the Fund shall have made arrangements with its transfer agent to deliver to the Acquiring Fund a list of the names and addresses of all of the holders of record of Fund Common Stock on the Effective Date and the respective number of shares of Fund Common Stock owned by each such stockholder, certified by the Fund’s transfer agent or President to the best of their knowledge and belief.

4.7 The Fund agrees that the (i) delisting of the Fund Common Stock with the NYSE and (ii) termination of its registration as an investment company under the 1940 Act will be effected in accordance with applicable law as soon as practicable following the Effective Date.

5. CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE FUND

The obligations of the Fund to consummate the transactions provided for herein shall be subject, at the Fund’s election, to the following conditions:

5.1 (a) The Acquiring Fund shall have furnished to the Fund a statement of assets, liabilities and capital, together with a schedule of investments with their respective dates of acquisition and tax costs, certified on its behalf by its President or any Vice President and its Treasurer, and a certificate executed by both such officers, dated the Effective Date, certifying that there has been no material adverse change in its financial position since June 30, 2019, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(b) The Acquiring Fund shall have furnished to the Fund a certificate signed by its President, Treasurer or any Vice President, dated the Effective Date, certifying that as of the Effective Date, all representations and warranties made in this Agreement are true and correct in all material respects as if made at and as of such date and each has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

5.2 There shall be no material litigation pending with respect to the matters contemplated by this Agreement.

5.3 The Acquiring Fund shall have received from any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

5.4 All proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Fund.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the following conditions:

6.1 (a) The Fund shall have furnished to the Acquiring Fund a statement of assets, liabilities and capital, together with a schedule of investments with their respective dates of acquisition and tax costs, certified on its behalf by its President or any Vice President and its Treasurer, and a certificate executed by both such officers, dated the Effective Date, certifying that there has been no material adverse change in its financial position since June 30, 2019, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(b) The Fund shall have furnished to the Acquiring Fund a certificate signed by its President, Treasurer or any Vice President, dated the Effective Date, certifying that as of the Effective Date, all representations and warranties made in this Agreement are true and correct in all material respects as if made at and as of such date and each has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

6.2 There shall be no material litigation pending with respect to the matters contemplated by this Agreement.

6.3 All proceedings taken by the Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

6.4 Prior to the Effective Date, the Fund shall have declared a dividend or dividends which, together with all previous distributions qualifying for the dividends-paid deduction, shall have the effect of distributing to its stockholders, in distributions qualifying for the dividends-paid deduction, (i) all of the Fund’s investment company taxable (computed without regard to any deduction for dividends paid as defined in Section 852 of the Code), (ii) all of the excess of the Fund’s interest income excludable from gross income under Section 103 of the Code over the Fund’s deductions disallowed under Sections 265 and 171 of the Code, and (iii) all of the Fund’s net capital gain, in each case for its taxable year beginning on January 1, 2019 and ending on the Effective Date and any prior taxable year to the extent such dividend or dividends are eligible to be treated as paid during such prior year under Section 855(a) of the Code.

6.5 The Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Fund held or maintained by such custodian as of the Valuation Time.

6.6 The Fund’s transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Fund in the possession of such transfer agent as of the Effective Date, (ii) a certificate setting forth the number of shares of Fund Common Stock outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such stockholder.

7. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND FUND

If any of the conditions set forth below have not been satisfied on or before the Effective Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

7.1 The Reorganization shall have been approved by the affirmative vote of the holders of the issued and outstanding shares of the Fund Common Stock entitled to cast a majority of the votes entitled to be cast thereon; the Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Fund’s Board and the Fund’s stockholders, certified by its Secretary or any Assistant Secretary.

7.2    (a) The SEC shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act; no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of the Fund or would prohibit the Reorganization.

(b) On the Effective Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Fund or the Acquiring Fund from completing the transactions contemplated by this Agreement.

7.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Fund, provided that either party hereto may for itself waive any of such conditions.

7.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

7.5 The Fund and the Acquiring Fund shall have received the opinion of Ropes & Gray LLP, dated the Effective Date, substantially to the effect that, based upon certain facts, factual representations and assumptions made by the Fund, the Acquiring Fund and their respective authorized officers, and on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes:

(a) the acquisition by the Acquiring Fund of all of the assets of the Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Fund, followed by the distribution by the Fund to its stockholders of Acquiring Fund shares in complete liquidation of the Fund, all pursuant to this Agreement will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) under Sections 361 and 357 of the Code, the Fund will not recognize gain or loss upon the transfer of all its assets to the Acquiring Fund pursuant to this Agreement in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the Fund’s liabilities, or upon the distribution of the Acquiring Fund shares by the Fund to its stockholders in liquidation of the Fund, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of the Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

(c) under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Fund;

(d) under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Fund transferred to the Acquiring Fund pursuant to this Agreement will be the same as the Fund’s tax basis in such assets immediately prior to the transfer, adjusted for any gain or loss required to be recognized as described in (b) above;

(e) under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Fund pursuant to this Agreement, other than certain assets with respect to which gain or loss is required to be recognized as described in (b) above, will include the periods during which such assets were held or treated for U.S. federal income tax purposes as being held by the Fund;

(f) under Section 354 of the Code, the stockholders of the Fund will not recognize gain or loss upon the exchange of all of their shares of the Fund for Acquiring Fund shares other than any gain in respect of any cash received in lieu of fractional shares under the terms described herein;

(g) under Section 358 of the Code, immediately after the Reorganization, the aggregate tax basis in the Acquiring Fund shares received by a Fund stockholder pursuant to this Agreement will be the same as the aggregate tax basis in the Fund shares exchanged therefor, as adjusted to account for any cash received in lieu of fractional shares under the terms described herein;

(h) under Section 1223(1) of the Code, a Fund stockholder’s holding period for the Acquiring Fund shares received pursuant to this Agreement will include the stockholder’s holding period for the Fund shares exchanged therefor, provided that such Fund shares were held as capital assets on the date of the exchange; and

(i) the Acquiring Fund will succeed to and take into account the items of the Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the Treasury regulations thereunder.

The delivery of such opinion is conditioned upon the receipt by Ropes & Gray LLP of representations it shall request of the Acquiring Fund and the Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Fund may waive the condition set forth in this paragraph 7.5.

7.6 The assets and liabilities of the Fund to be transferred to the Acquiring Fund shall not include any assets or liabilities which the Acquiring Fund, by reason of limitations in its Registration Statement or the Acquiring Fund Charter, may not properly acquire or assume. The Acquiring Fund does not anticipate that there will be any such assets or liabilities but the Acquiring Fund will notify the Fund if any do exist and will reimburse the Fund for any reasonable transaction costs incurred by the Fund for the liquidation of such assets and liabilities.

8. INDEMNIFICATION

8.1 The Acquiring Fund, out of its assets and property, agrees to indemnify and hold harmless the Fund and the members of the Fund’s Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Fund and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Fund or the members of the Acquiring Fund’s Board or its officers prior to the Effective Date, provided that such indemnification by the Acquiring Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

8.2 The Fund, out of its assets and property, agrees to indemnify and hold harmless the Acquiring Fund and the members of the Acquiring Fund’s Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Fund or the members of the Fund’s Board or its officers prior to the Effective Date, provided that such indemnification by the Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9. BROKER FEES AND EXPENSES

9.1 The Acquiring Fund and the Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 All expenses incurred in connection with the Reorganization will be borne by the Acquiring Fund and the Fund in proportion to their respective net assets. Such expenses shall include, but not be limited to, all costs related to the preparation and distribution of the Registration Statement, proxy solicitation expenses, SEC registration fees, NYSE listing fees, and will be outside of any fee waivers or expense reimbursements with Cohen & Steers Capital Management, Inc.

10. COOPERATION FOLLOWING EFFECTIVE DATE

In case at any time after the Effective Date any further action is necessary to carry out the purposes of this Agreement, each of the parties will take such further action (including the execution and delivery of such further instruments and documents) as the other party may reasonably request, all at the sole cost and expense of the requesting party (unless the requesting party is entitled to indemnification as described below). The Fund acknowledges and agrees that from and after the Effective Date, the Acquiring Fund shall be entitled to possession of all documents, books, records, agreements and financial data of any sort pertaining to the Fund.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Acquiring Fund and the Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by both the Acquiring Fund and the Fund, and the obligations of the Acquiring Fund in Article 8, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12. TERMINATION AND WAIVERS

12.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Effective Date by resolution of either the Acquiring Fund’s Board or the Fund’s Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Fund, respectively. Any such termination resolution to be effective shall be promptly communicated to the other party and, in any event, prior to the Effective Date. In the event of termination of this Agreement pursuant to the provisions hereof, the Agreement shall become void and have no further effect, and there shall not be any liability hereunder on the part of either of the parties or their respective board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.2 At any time prior to the Effective Date, any of the terms or conditions of this Agreement may be waived by either the Acquiring Fund’s Board or the Fund’s Board (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended in this Agreement to the stockholders of their respective fund, on behalf of which such action is taken.

13. TRANSFER RESTRICTION

Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), the Acquiring Fund will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO ACQUIRING FUND (OR ITS STATUTORY SUCCESSOR) UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to the Acquiring Fund’s transfer agent with respect to such shares. The Fund will provide the Acquiring Fund on the Effective Date with the name of any holder of Fund Common Stock who is to the knowledge of the Fund an affiliate of it on such date.

14. MATERIAL PROVISIONS

All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Fund and the Acquiring Fund; provided, however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of shares of Acquiring Fund Common Stock to be issued to the holders of Fund Common Stock under this Agreement to the detriment of such stockholders without their further approval.

16. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Fund or the Fund, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

17. ENFORCEABILITY; HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

17.1 Any term or provision of this Agreement that is invalid or unenforceable in any situation in any jurisdiction shall not affect the validity or enforceability of the remaining terms and provisions hereof or the validity or enforceability of the offending term or provision in any other situation or in any other jurisdiction.

17.2 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.3 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

17.4 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

17.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

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IN WITNESS WHEREOF, the Fund and the Acquiring Fund have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

		By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Chief Executive Officer
ATTEST:	/s/ Dana A. DeVivo
Name: Dana A. DeVivo Title: Secretary and Chief Legal Officer
COHEN & STEERS INFRASTRUCTURE FUND, INC.

		By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Chief Executive Officer
ATTEST:	/s/ Dana A. DeVivo
Name: Dana A. DeVivo Title: Secretary and Chief Legal Officer